Other investment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 CNY (¥)
Schedule of Cost Method Investments
Unlisted equity securities, at cost	$ 30,152		¥ 189,129		¥ 189,129
Dividend income	$ 101	¥ 634	¥ 45	¥ 49,198
Qilu Stem Cells
Schedule of Cost Method Investments
Percentage equity interest acquired	24.00%	24.00%	24.00%
Dividend income		¥ 0	¥ 0	¥ 31,800